FAIR VALUE DISCLOSURES Fair Value Disclosures (Other Financial Instruments) (Details) - USD ($) $ in Thousands	Jun. 29, 2016	Jun. 24, 2015
2.60% notes [Member]
Debt Instrument [Line Items]
Senior notes	$ 249,934	$ 249,899
Long-term Debt, Fair Value	$ 252,445	250,583
Debt Instrument, Interest Rate, Stated Percentage	2.60%
3.88% notes [Member]
Debt Instrument [Line Items]
Senior notes	$ 299,796	299,766
Long-term Debt, Fair Value	$ 302,655	$ 290,706
Debt Instrument, Interest Rate, Stated Percentage	3.88%